Long-Term Payable (Details)	6 Months Ended
Dec. 31, 2024 USD ($)
Long-Term Payable [Line Items]
Percentage of long-term payable discount rate	6.96%
Unamortized discount	$ 51,977
Top Elegance [Member]
Long-Term Payable [Line Items]
Amount paid	262,500
Top Diligence [Member]
Long-Term Payable [Line Items]
Amount paid	262,500
Desulfurizing Towers [Member]
Long-Term Payable [Line Items]
Amount paid	$ 2,100,000
Percentage of long-term payable discount rate	6.85%